Note 7 - Other Borrowed Funds (Detail) - Other Borrowed Funds (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other borrowed funds	$ 14,285	$ 20,296
Federal Home Loan Bank Advances [Member]
Other borrowed funds	10,759	16,548
Promissory Notes [Member]
Other borrowed funds	3,526	3,748
Federal Reserve Bank Notes [Member]
Other borrowed funds	$ 14,285	$ 20,296